Long-Term Debt - Term Bank Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 All Company's term bank loans	Dec. 31, 2012 La Madrina	Jan. 31, 2013 La Prudencia	Apr. 22, 2013 DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014	Mar. 06, 2013 DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014	Sep. 11, 2013 Aframax tanker Sakura Princess	Sep. 11, 2013 Aframax tanker Sakura Princess First six installments	Sep. 11, 2013 Aframax tanker Sakura Princess Remaining twenty installments
Outstanding term loan balance, with balloon payments due at maturity between October 2016 and April 2022	$ 572,080	$ 502,913
Loan facility amount draw down	110,000					46,000	46,000	18,000
Debt periodic payment								28 quarterly installments
Debt periodic payment amount									300	405
Debt ballon payment								7,500
Libor plus spread minimum			1.85%
Libor plus spread maximum			3.24%
Prepayment of loan	172,129			23,600	20,352
Fixed interest rate portion	$ 53,243